UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21178

Name of Fund: BlackRock Municipal Income Quality Trust (BYM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2016

Date of reporting period: 05/31/2016

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2016 (Unaudited)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 4.0%
City of Birmingham Alabama Airport Authority, ARB (AGM), 5.50%, 7/01/40	$5,800	$6,648,540
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/19 (a)	1,495	1,713,629
City of Birmingham Albama, GO, Convertible CAB, Series A1, 0.00%, 3/01/45 (b)	1,165	1,185,469
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 4.75%, 1/01/25	2,800	2,816,436
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/40	3,800	4,522,646

		16,886,720
Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,070	1,235,668
Arizona — 0.4%
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,250	1,398,413
5.25%, 10/01/28	250	281,715

		1,680,128
California — 15.0%
California Health Facilities Financing Authority, RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	625	715,938
California Infrastructure & Economic Development Bank, RB, Bay Area Toll Bridges, 1st Lien, Series A (AMBAC), 5.00%, 1/01/28 (a)	10,100	13,428,152
California State University, Refunding RB, Systemwide, Series A, (AGM):
5.00%, 5/01/17 (a)	3,040	3,162,360
5.00%, 11/01/32	4,960	5,147,984
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	1,620	1,867,957

Municipal Bonds	Par (000)	Value
California (continued)
Coast Community College District, GO, CAB, Election of 2002, Series C (AGM) (a):
0.00%, 8/01/16 (c)	$4,200	$1,417,752
5.00%, 8/01/18	7,450	8,137,560
Monterey Peninsula Community College District, GO, CAB, Series C (AGM) (a)(c):
0.00%, 2/01/18	13,575	6,720,032
0.00%, 2/01/18	14,150	6,647,811
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 8/01/43 (b)	1,580	1,296,011
San Diego California Unified School District, GO, Election of 2008 (c):
CAB, Series C, 0.00%, 7/01/38	2,000	927,500
CAB, Series G, 0.00%, 7/01/34	725	335,566
CAB, Series G, 0.00%, 7/01/35	775	337,823
CAB, Series G, 0.00%, 7/01/36	1,155	473,100
CAB, Series G, 0.00%, 7/01/37	770	296,704
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 7/01/31 (c)	1,400	875,056
State of California, GO, Refunding, Various Purposes, 5.00%, 10/01/41	1,100	1,289,211
State of California, GO, Various Purposes, 5.00%, 4/01/42	3,000	3,507,000
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/33	1,415	1,772,486
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 0.00%, 8/01/37 (c)	10,000	4,640,800

		62,996,803
Colorado — 0.6%
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	960	1,099,642

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2016	1

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Municipal Bonds	Par (000)	Value
Colorado (continued)
Regional Transportation District, COP, Series A, 5.00%, 6/01/39	$1,305	$1,502,459

		2,602,101
District of Columbia — 2.3%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 5/15/40	9,500	9,548,830
Florida — 15.8%
City of Tallahassee Florida Energy System Revenue, RB, (NPFGC):
5.00%, 10/01/32	3,000	3,160,770
5.00%, 10/01/37	5,000	5,259,700
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 4/01/39	1,795	2,051,972
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/18 (a)	1,400	1,527,540
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/18 (a)	6,750	7,432,965
County of Duval Florida School Board, COP, Master Lease Program (AGM), 5.00%, 7/01/17 (a)	3,475	3,637,109
County of Miami-Dade Florida, RB:
CAB, Special Obligation, Sub-Series A (NPFGC), 0.00%, 10/01/38 (c)	15,000	4,716,300
Seaport, Series A, 6.00%, 10/01/38	2,770	3,424,191
County of Miami-Dade Florida Aviation, Refunding ARB:
Aviation, Miami International Airport, Series A-1, 5.50%, 10/01/41	5,000	5,744,050
Series A, 5.50%, 10/01/36	5,000	5,692,900
County of Miami-Dade Florida Educational Facilities Authority, RB, University Miami, Series A, 5.00%, 4/01/40	3,910	4,578,884
County of Miami-Dade Florida Transit System, RB, Surtax (AGM), 5.00%, 7/01/35	1,300	1,398,540
County of Orange Florida School Board, COP, Series A, 5.00%, 8/01/16 (a)	6,000	6,044,280

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	$300	$333,021
Florida State Department of Environmental Protection, RB, Florida Forever Project, Series B (NPFGC), 5.00%, 7/01/27	6,150	6,461,436
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/33	1,340	1,604,770
South Florida Water Management District, COP, (AMBAC), 5.00%, 10/01/16 (a)	1,000	1,014,760
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/21 (a)	2,000	2,405,160

		66,488,348
Georgia — 2.8%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 1/01/30	7,500	9,100,650
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	1,250	1,332,800
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	545	663,096
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 4/01/33	155	180,251
5.00%, 4/01/44	595	680,627

		11,957,424
Hawaii — 1.3%
State of Hawaii Harbor System, RB, Series A, 5.50%, 7/01/35	5,000	5,710,300
Illinois — 13.9%
City of Chicago Illinois, GO, Refunding, Series A:
5.00%, 1/01/34	4,305	4,274,951
Project, 5.25%, 1/01/33	1,315	1,314,934
City of Chicago Illinois, Refunding RB, Sales Tax Receipts, Series A, 5.00%, 1/01/41	4,875	5,091,791

2	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series D, 5.25%, 1/01/34	$9,800	$11,602,612
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series A, 5.63%, 1/01/35	1,525	1,769,549
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	3,500	4,002,285
Sales Tax Receipts, 5.25%, 12/01/36	650	717,750
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.13%, 12/01/38	7,700	8,564,710
5.50%, 12/01/38	1,000	1,142,260
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	210	232,428
Illinois Finance Authority, Refunding RB, Silver Cross Hospital and Medical Centers:
4.13%, 8/15/37	3,130	3,277,673
5.00%, 8/15/44	390	439,936
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	710	845,738
State of Illinois, GO:
5.25%, 2/01/33	2,435	2,669,490
5.50%, 7/01/33	880	974,415
5.25%, 2/01/34	5,910	6,454,488
5.50%, 7/01/38	1,475	1,628,430
5.00%, 2/01/39	2,200	2,337,940
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/39	1,020	1,155,344

		58,496,724
Indiana — 1.8%
Indiana Finance Authority, RB, CWA Authority Project, 1st Lien, Series A, 5.25%, 10/01/38	1,100	1,298,275

Municipal Bonds	Par (000)	Value
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	$5,750	$6,430,167

		7,728,442
Iowa — 2.2%
Iowa Finance Authority, RB, Iowa Health Care Facilities:
Genesis Health System, 5.50%, 7/01/33	3,000	3,619,770
Series A (AGC), 5.63%, 8/15/19 (a)	5,000	5,734,100

		9,353,870
Kentucky — 0.4%
State of Kentucky Property & Building Commission, Refunding RB, Project No.93 (AGC):
5.25%, 2/01/19 (a)	1,330	1,477,484
5.25%, 2/01/29	170	187,556

		1,665,040
Massachusetts — 0.4%
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	1,395	1,640,715
Michigan — 5.3%
City of Detroit Michigan Sewage Disposal System, Refunding RB, 2nd Lien, Series E (BHAC), 5.75%, 7/01/31	3,000	3,260,520
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	1,100	1,299,199
Michigan Finance Authority, RB, Beaumont Health Credit Group, 4.00%, 11/01/46	290	307,032
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group:
5.00%, 12/01/21 (a)	30	35,935
5.00%, 12/01/39	9,020	10,266,474
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series D, 5.00%, 9/01/39	1,560	1,778,883

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2016	3

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Municipal Bonds	Par (000)	Value
Michigan (continued)
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	$2,000	$2,322,900
Series I-A, 5.38%, 10/15/41	800	929,160
Series II-A, 5.38%, 10/15/36	1,500	1,742,175
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	430	496,065

		22,438,343
Nebraska — 1.7%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	6,345	7,191,486
Nevada — 1.9%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 7/01/42	3,000	3,365,340
(AGM), 5.25%, 7/01/39	4,100	4,600,815

		7,966,155
New Jersey — 6.6%
New Jersey EDA, RB, Series WW:
5.25%, 6/15/33	170	188,431
5.00%, 6/15/34	225	242,631
5.00%, 6/15/36	1,395	1,496,640
5.25%, 6/15/40	400	441,436
New Jersey Transportation Trust Fund Authority, RB:
5.00%, 6/15/36	5,070	5,468,553
CAB, Transportation System, Series A, 0.00%, 12/15/38 (c)	5,845	2,015,590
Transportation Program, Series AA, 5.25%, 6/15/33	1,660	1,832,208
Transportation Program, Series AA, 5.00%, 6/15/38	1,945	2,101,145
Transportation System, Series A, 5.50%, 6/15/41	3,000	3,286,530
Transportation System, Series AA, 5.50%, 6/15/39	3,785	4,211,191
Transportation System, Series B, 5.25%, 6/15/36	5,000	5,393,750

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation System, Series D, 5.00%, 6/15/32	$900	$984,978

		27,663,083
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 8/01/44	405	475,150
New York — 2.7%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4, 5.50%, 1/15/33	1,950	2,184,390
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	1,650	1,995,279
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo, Series A (AGM), 5.75%, 5/01/17 (a)	4,500	4,708,980
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	770	905,096
State of New York Dormitory Authority, RB, Series B, 5.75%, 3/15/36	1,300	1,476,644

		11,270,389
Ohio — 0.7%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	610	759,053
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/32	780	939,947
5.25%, 2/15/33	1,095	1,315,730

		3,014,730
Pennsylvania — 2.4%
Pennsylvania HFA, RB, S/F Housing Mortgage, Series 118B, 4.05%, 10/01/40	1,770	1,873,722
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 9/01/50	4,245	4,975,055

4	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	$695	$822,637
Series C, 5.50%, 12/01/33	630	772,531
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	625	736,544
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	850	990,505

		10,170,994
Rhode Island — 1.5%
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 6/01/45	5,855	6,142,188
South Carolina — 4.5%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	260	318,011
State of South Carolina Ports Authority, RB, 5.25%, 7/01/40	5,000	5,641,400
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	6,960	8,232,845
Series E, 5.50%, 12/01/53	610	715,371
State of South Carolina Public Service Authority, Refunding RB:
Santee Cooper, Series B, 5.00%, 12/01/38	2,360	2,741,943
Series E, 5.25%, 12/01/55	1,185	1,401,831

		19,051,401
Tennessee — 0.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/46	740	863,728
Texas — 18.6%
Central Texas Turnpike System, Refunding RB, CAB, Series B, 0.00%, 8/15/37 (c)	2,050	885,948
City of San Antonio Texas Public Service Board, RB, Junior Lien, 5.00%, 2/01/38	615	724,556
Coppell Texas ISD, GO, CAB, Refunding (PSF-GTD), 0.00%, 8/15/30 (c)	10,030	7,144,469

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Harris Texas, GO, Refunding, (NPFGC) (c):
0.00%, 8/15/25	$7,485	$6,282,759
0.00%, 8/15/28	10,915	8,507,151
County of Harris Texas Houston Sports Authority, Refunding RB (c):
3rd Lien, Series A-3 (NPFGC), 0.00%, 11/15/38	16,890	5,300,082
CAB, Junior Lien, Series H (NPFGC), 0.00%, 11/15/38	5,785	2,054,601
CAB, Junior Lien, Series H (NPFGC), 0.00%, 11/15/39	6,160	2,039,638
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (c)	2,340	1,053,959
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	1,090	1,310,551
Leander ISD, GO, Refunding, CAB, Series D, 0.00%, 8/15/38 (c)	3,775	1,602,412
Mansfield Texas ISD, GO, School Building (PSF-GTD), 5.00%, 2/15/17 (a)	2,980	3,071,397
North Texas Tollway Authority, RB:
CAB, Special Project System, Series B, 0.00%, 9/01/37 (c)	1,975	859,678
Convertible CAB, Series C, 0.00%, 9/01/45 (b)	2,500	2,801,175
Special Projects System, Series A, 6.00%, 9/01/41	1,000	1,211,510
North Texas Tollway Authority, Refunding RB:
1st Tier System, Series A, 6.00%, 1/01/28	625	702,956
1st Tier System, Series S, 5.75%, 1/01/18 (a)	11,615	12,510,052
1st Tier System, Series SE, 5.75%, 1/01/40	11,435	12,224,129
Series B, 5.00%, 1/01/40	2,270	2,627,389
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/32	2,540	2,839,568
Natural Gas Utility Improvements, 5.00%, 12/15/31	2,105	2,365,220

		78,119,200
Utah — 1.3%
Utah Transit Authority, RB, Series A, 5.00%, 6/15/18 (a)	5,000	5,417,850

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2016	5

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Municipal Bonds	Par (000)	Value
Washington — 1.8%
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 8/15/44	$2,000	$2,239,280
MultiCare Health System, Series C (AGC), 5.50%, 8/15/18 (a)	4,000	4,406,000
Providence Health & Services, Series A, 5.25%, 10/01/39	675	752,639

		7,397,919
Wisconsin — 1.8%
Public Finance Authority, RB, Wisconsin Lease and Campus Development Corp., Central District Development Project, 5.00%, 3/01/46	5,100	5,900,445
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,500	1,699,860

		7,600,305
Total Municipal Bonds — 112.3%		472,774,034

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
Arizona — 0.7%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/34	1,300	1,444,703
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	1,500	1,592,535

		3,037,238
California — 3.5%
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/33 (e)	3,379	3,651,889
County of San Diego California Water Authority Financing Corp., COP, Refunding, Series A (AGM):
5.00%, 5/01/18 (a)	808	872,398
5.00%, 5/01/33	4,062	4,386,179

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
California (continued)
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (a)	$5,000	$5,255,250
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	449	509,426

		14,675,142
Connecticut — 0.4%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,561	1,847,845
District of Columbia — 0.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (e)	1,080	1,247,717
Florida — 7.1%
City of Miami Beach Florida, RB, 5.00%, 9/01/45	3,500	4,117,295
County of Highlands Florida Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/16	1,800	1,835,424
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	1,950	2,270,892
County of Miami-Dade Florida Water & Sewer System, (AGC), 5.00%, 10/01/39	10,101	11,521,991
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/19 (a)	6,096	6,957,868
State of Florida Board of Education, GO, Series D, 5.00%, 6/01/37 (e)	2,999	3,152,835

		29,856,305
Illinois — 10.5%
City of Chicago Illinois, RB, Motor Fuel Tax Project, Series A (AGC), 5.00%, 1/01/38	8,310	8,519,495
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 8/15/41	2,400	2,863,104
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	11,748	12,547,946
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34 (e)	1,400	1,548,756

6	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
Illinois (continued)
State of Illinois Toll Highway Authority, RB:
Senior Priority, Series A, 5.00%, 1/01/40	$3,045	$3,584,847
Senior Priority, Series B, 5.50%, 1/01/18 (a)	4,499	4,831,267
Senior, Series B, 5.00%, 1/01/40	1,170	1,380,209
Series A, 5.00%, 1/01/38	7,714	8,817,792

		44,093,416
Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 3/01/46	1,661	1,967,772
Michigan — 0.9%
Michigan Finance Authority, RB, Beaumont Health Credit Group, 5.00%, 11/01/44	2,220	2,598,246
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	960	1,120,944

		3,719,190
Nevada — 2.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/19 (a)(e)	4,197	4,790,167
County of Clark Nevada Water Reclamation District, GO, Limited Tax, Series B, 5.75%, 7/01/34	2,024	2,317,178
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 6/01/46	3,900	4,670,172

		11,777,517
New Jersey — 0.8%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 5/01/51	920	1,110,422

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (e)	$2,000	$2,157,996

		3,268,418
New York — 9.8%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	6,240	7,342,844
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2014, Series DD, 5.00%, 6/15/35	1,845	2,229,756
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.25%, 11/15/44	3,850	4,731,457
New York City Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/30	12,500	15,168,125
New York State Urban Development Corp., RB, Personal Income Tax, General Purpose, Series A-1, 5.00%, 3/15/43	5,720	6,724,718
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (e)	4,500	4,965,930

		41,162,830
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	620	693,675
South Carolina — 0.1%
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (e)	600	670,152
Texas — 1.3%
City of Houston Texas, Refunding RB, Airport System, Senior Lien, Series A, 5.50%, 7/01/34	4,167	4,552,752

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2016	7

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
Texas (continued)
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	$719	$828,117

		5,380,869
Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	400	451,537
Washington — 1.8%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (a)	3,494	3,703,856
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	3,210	4,053,203

		7,757,059
Wisconsin — 1.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 4/01/42	3,520	3,964,259

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group (continued):
Series C, 5.25%, 4/01/39	$2,500	$2,714,725

		6,678,984
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 42.4%		178,285,666
Total Long-Term Investments (Cost — $584,760,641) — 154.7%		651,059,700

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, 0.21% (f)(g)	1,755,359	1,755,359
Total Short-Term Securities (Cost — $1,755,359) — 0.4%		1,755,359
Total Investments (Cost — $586,516,000*) — 155.1%		652,815,059
Other Assets Less Liabilities — 1.5%		6,376,774
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (24.0)%		(101,081,591)
VMTP Shares, at Liquidation Value — (32.6)%		(137,200,000)

Net Assets Applicable to Common Shares — 100.0%		$420,910,242

* As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$488,373,848

Gross unrealized appreciation		$66,337,507
Gross unrealized depreciation		(2,881,411)

Net unrealized appreciation		$63,456,096

8	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(c)	Zero-coupon bond.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between May 1, 2016 to December 1, 2029, is $12,093,898.

(f)	During the period ended May 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at May 31, 2016	Value at May 31, 2016	Income
BlackRock Liquidity Funds, MuniCash	—	1,755,359	1,755,359	$1,755,359	$1,035
FFI Institutional Tax-Exempt Fund	6,416,284	(6,416,284)	—	—	$516
Total				$1,755,359	$1,551

(g)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(24)	5-Year U.S. Treasury Note	September 2016	$2,882,813	$(1,723)
(55)	10-Year U.S. Treasury Note	September 2016	$7,132,812	(2,581)
(30)	Long U.S. Treasury Bond	September 2016	$4,899,375	(12,502)
(6)	Ultra U.S. Treasury Bond	September 2016	$1,050,750	(2,776)
Total				$(19,582)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2016	9

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Public School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$—	$651,059,700	—	$651,059,700
Short-Term Securities	1,755,359	—	—	1,755,359

Total Investments	$1,755,359	$651,059,700	—	$652,815,059

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(19,582)	—	—	$(19,582)
[1] See above Schedule of Investments for values in each state of political subdivision.
[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

10	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2016

Schedule of Investments (concluded)	BlackRock Municipal Income Quality Trust (BYM)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$224,050	—	—	$224,050
Liabilities:
TOB Trust Certificates	—	$(100,985,115)	—	(100,985,115)
VMTP Shares	—	(137,200,000)	—	(137,200,000)

Total	$224,050	$(238,185,115)	—	$(237,961,065)

During the period ended May 31, 2016, there were no transfers between levels.

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2016	11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

               Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Quality Trust

Date: July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Quality Trust

Date: July 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Quality Trust

Date: July 22, 2016